Variable interest entities (Maximum exposure to loss in VIEs) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entities [Abstract]
Carrying value of investments (Note 11)	$ 122,946	$ 118,783
Debt guarantees	104,867	125,429
Maximum exposure to loss	$ 227,813	$ 244,212